Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Assets
Cash and cash equivalents	$ 59,675
Advance to suppliers		7,362,203
Receivables from subsidiaries	12,350,214
Prepaid expenses and other receivables, net	135,727	612,500
Total current assets	12,545,616	7,974,703
Deficits in subsidiaries and VIEs	(8,836,057)	(8,078,359)
Total non-current assets	(8,836,057)	(8,078,359)
TOTAL ASSETS	3,709,655	(103,656)
Liability
Payable to a subsidiary		200
Other payables	6,485,850
Total current liabilities	6,485,850	200
TOTAL LIABILITIES	6,485,850	200
Total Shareholders’ deficit	(2,776,291)	(103,856)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$ 3,709,655	$ (103,656)